Borrowings	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Advances from Federal Home Loan Banks [Abstract]
BORROWINGS

Note 5 - Borrowings

Borrowings from the Federal Home Loan Bank (the “FHLB”) are secured by a blanket lien on qualified collateral, consisting primarily of loans with first mortgages secured by one to four family properties, certain commercial real estate loans and other qualified assets.

Maturities of advances from the FHLB as of March 31, 2019 are summarized as follows:

March 31,
(In thousands)	2019

Fiscal Year-End
2019	$54,979
2020	11,463
2021	5,000
2023	8,500
Total	$79,942

Note 7 – Borrowings

Advances consist of funds borrowed from the FHLB and the FRB borrower-in-custody (“BIC”) program. Maturities of advances from the FHLB and FRB for years ending after December 31, 2018 and 2017 are summarized as follows:

(In thousands)	2018	2017

2018	$-	$12,000
2019	43,071	4,936
2020	11,451	6,405
2021	5,000	-
2023	8,500	-
Thereafter	-	3,500
Total	$68,022	$26,841

Borrowings from the FRB BIC program are secured by a Uniform Commercial Code (“UCC”) financing statement on qualified collateral, consisting of certain commercial loans and qualified mortgage-backed government securities. At December 31, 2018, FRB borrowings consisted of overnight borrowings totaling $8.1 million and had an interest rate of 3.00%.

Borrowings from the FHLB, which aggregated $59,922 and $26,841 at December 31, 2018 and 2017, respectively, are secured by a blanket lien on qualified collateral, consisting primarily of loans with first mortgages secured by one to four family properties, certain commercial loans and qualified mortgage-backed government securities. At December 31, 2018, the interest rates on FHLB advances ranged from 1.53% to 3.01%, and the weighted average interest rate on FHLB advances was 2.52%.

The Bank modified $5.0 million and $3.5 million of its FHLB borrowings and extended the maturity in May of 2017 and August of 2015, respectively. The Bank incurred a prepayment penalty of $87,000 and $233,000 in May of 2017 and August of 2015, respectively. In accordance with ASC 470, the prepayment penalties are being amortized over the life of the newly modified borrowings.